INVENTORIES, NET (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
INVENTORIES, NET
Raw materials	₫ 14,852,464	$ 612,220,280	₫ 15,127,071		₫ 12,096,176
Good in transit	1,922,153	79,231,369	2,087,979		2,479,342
Finished goods, including service parts	10,061,256	414,726,134	9,250,489		3,733,281
Work in progress	2,567,681	105,840,107	3,422,796		2,976,984
Merchandises	32,427	1,336,645	25,343		124,375
Tools and spare parts	207,346	8,546,826	227,703		197,119
TOTAL	₫ 29,643,327	$ 1,221,901,360	₫ 30,141,381	[1]	₫ 21,607,277

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).